Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Apr. 29, 2022
Defined Benefit Plan Disclosure [Line Items]
Administration fees	$ 123,801
Transfer agent fees	19,227
Custody fees	6,549
Chief compliance and principal financial officer fees	135,744
Reimbursement balance of organization costs	$ 59,852
Affiliated Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentages of shares owned	9.95%
Adviser [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of management fee		2.00%
Percentage of management fee payable quarter		0.625%
Percentage of management fee payable annualized		2.50%